111 Huntington Avenue, Boston, Massachusetts  02199-7618
Phone 617-954-5000

                                     January 3, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust I (the “Trust”) (File Nos.  33-7638 and 811-4777) on behalf of MFS® Cash Reserve Fund, MFS® Core Equity Fund, MFS® Global Leaders Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 68 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 23, 2013.

Please call the undersigned at (617) 954-6765 or David Harris at (617) 954-4417 with any questions you may have.

                                     Very truly yours,

                                     JOHNATHAN C. MATHIESEN
                                     Johnathan C. Mathiesen
                                     Assistant Vice President and
                                       Associate Counsel

JCM/bjn